Note 6. Income Taxes	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 6. -  INCOME TAXES

Santo Mining uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. Since inception, Santo Mining incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is $281,556 at July 31, 2012, and will begin to expire in the year 2029. The net operating loss carry-forward amount is subject to IRS Section 382 limitation as the result of shares transferred by our officer in July 2012, described in Note 1.

At July 31, 2012, deferred tax assets consisted of the following:

	2012	2011
Deferred tax asset (net operating loss carry-forward)	$95,729	$24,954
Less: valuation allowance	(95,729)	(24,954)
Deferred tax asset, net	$-	$-